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                                  AMSOUTH FUNDS

                        SUPPLEMENT DATED AUGUST 13, 2004
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2003
                         AS SUPPLEMENTED APRIL 29, 2004

THIS SUPPLEMENT PROVIDES THE FOLLOWING UPDATED INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION:


THE NON-FUNDAMENTAL INVESTMENT POLICY ENTITLED "DIVERSIFICATION" ON PAGE 44 OF THE STATEMENT OF ADDITIONAL INFORMATION IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     INTERNATIONAL EQUITY FUND, CAPITAL GROWTH FUND, TENNESSEE TAX-EXEMPT FUND AND FLORIDA TAX-EXEMPT FUND

                  No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 50% of the value of the Fund's total assets may be invested without regard to such 5% limitation). For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.


THE NON-FUNDAMENTAL INVESTMENT POLICY ENTITLED "PLEDGING SECURITIES" ON PAGE 44 OF THE STATEMENT OF ADDITIONAL INFORMATION IS DELETED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

     MONEY MARKET FUNDS, INSTITUTIONAL MONEY MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, VALUE FUND, SMALL CAP FUND, AND BALANCED FUND

                  No Fund may pledge its assets except in connection with any permitted borrowings. However, this policy does not prevent the Fund from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.


               SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

                                                                   AMFSPSAI 8/04